March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide VL Separate Account—G (“Registrant”)
File No. 811-21697
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life and Annuity Insurance Company and Nationwide VL Separate Account—G, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Fund Company	CIK Code
AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Dynamic Asset Allocation Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc.—AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc.—AB VPS Small/Mid Cap Value Portfolio: Class A	0000825316
American Century Variable Portfolios II, Inc.—American Century VP Inflation Protection Fund: Class I	0001124155
American Century Variable Portfolios II, Inc.—American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc.—American Century VP Mid Cap Value Fund: Class I	0000814680
American Funds Insurance Series(R)—New World Fund: Class 2	0000729528
BlackRock Variable Series Funds, Inc.—BlackRock Global Allocation V.I. Fund: Class I	0000355916
BlackRock Variable Series Funds, Inc.—BlackRock Global Allocation V.I. Fund: Class II	0000355916
BlackRock Variable Series Funds, Inc.—BlackRock High Yield V.I. Fund: Class I	0000355916
Delaware Variable Insurance Product Trust—Delaware VIP Small Cap Value Series: Service Class	0000814230
Deutsche DWS Variable Series I—DWS Capital Growth VIP: Class A	0000764797
Deutsche DWS Variable Series II—DWS Global Income Builder VIP: Class A	0000810573
Dimensional—DFA VA Global Moderate Allocation Portfolio	0000355437
Dimensional—VA Global Bond Portfolio	0000355437
Dimensional—VA International Small Portfolio	0000355437
Dimensional—VA International Value Portfolio	0000355437
Dimensional—VA Short-Term Fixed Portfolio	0000355437
Dimensional—VA U.S. Large Value Portfolio	0000355437
Dimensional—VA U.S. Targeted Value Portfolio	0000355437
Dimensional—VIT Inflation-Protected Securities Portfolio	0000355437
Dreyfus Investment Portfolios—Small Cap Stock Index Portfolio: Service Shares	0001056707
Dreyfus Stock Index Fund, Inc.: Initial Shares	0000846800
Dreyfus Variable Investment Fund—Appreciation Portfolio: Initial Shares	0000813383
Federated Insurance Series—Federated Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products—Emerging Markets Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2010 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2020 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—Fidelity VIP Freedom Fund 2030 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund—VIP Energy Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund—VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund—VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund—VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Real Estate Portfolio: Service Class	0000720318
Fidelity Variable Insurance Products Fund—VIP Value Strategies Portfolio: Service Class	0000927384
Franklin Templeton Variable Insurance Products Trust—Franklin Founding Funds Allocation VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Franklin Founding Funds Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Franklin Income VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Franklin Income VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Franklin Rising Dividends VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Franklin Small Cap Value VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Developing Markets VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Global Bond VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust—Templeton Global Bond VIP Fund: Class 2	0000837274

Goldman Sachs Variable Insurance Trust—Goldman Sachs Global Trends Allocation Fund: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust—Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Guggenheim Variable Fund—Multi-Hedge Strategies	0001064046
Invesco—Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	0000896435
Invesco—Invesco V.I. Mid Cap Growth Fund: Series I Shares	0000896435
Ivy Variable Insurance Portfolios—Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios—Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios—Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios—Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios—Energy: Class II	0000810016
Ivy Variable Insurance Portfolios—Global Bond: Class II	0000810016
Ivy Variable Insurance Portfolios—Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios—Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios—Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios—Growth: Class II	0000810016
Ivy Variable Insurance Portfolios—High Income: Class II	0000810016
Ivy Variable Insurance Portfolios—International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios—Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios—Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios—Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios—Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios—Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios—Pathfinder Moderate—Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios—Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios—Pathfinder Moderately Aggressive—Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios—Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios—Pathfinder Moderately Conservative—Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios—Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios—Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios—Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios—Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios—Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios—Value: Class II	0000810016
Janus Henderson VIT Enterprise Portfolio: Institutional Shares	0000906185
Janus Henderson VIT Enterprise Portfolio: Service Shares	0000906185
Janus Henderson VIT Forty Portfolio: Service Shares	0000906185
Janus Henderson VIT Global Technology Portfolio: Service Shares	0000906185
Janus Henderson VIT Overseas Portfolio: Service Shares	0000906185
Lord Abbett Series Fund, Inc.—Total Return Portfolio: Class VC	0000855396
M Fund, Inc.—M Capital Appreciation Fund	0000948258
M Fund, Inc.—M International Equity Fund	0000948258
M Fund, Inc.—M Large Cap Growth Fund	0000948258
M Fund, Inc.—M Large Cap Value Fund	0000948258
MFS(R) Variable Insurance Trust—MFS New Discovery Series: Intital Class	0000918571
MFS(R) Variable Insurance Trust—MFS Utilities Series: Initial Class	0000918571
MFS(R) Variable Insurance Trust—MFS Value Series: Initial Class	0000918571

MFS(R) Variable Insurance Trust II—MFS International Value Portfolio: Initial Class	0000719269
MFS(R) Variable Insurance Trust II—MFS International Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II—MFS Massachusetts Investors Growth Stock Portfolio: Initial Class	0000719269
Morgan Stanley Variable Insurance Fund, Inc.—Core Plus Fixed Income Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust—American Century NVIT Multi Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust—American Funds NVIT Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust—BlackRock NVIT Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust—DoubleLine NVIT Total Return Tactical Fund: Class II	0000353905
Nationwide Variable Insurance Trust—Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust—Neuberger Berman NVIT Socially Responsible Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Bond Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Balanced Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Capital Appreciation Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Managed Growth & Income Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Managed Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderate Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Cardinal(SM) Moderately Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Core Plus Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT DFA Capital Appreciation Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT DFA Moderate Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class V	0000353905
Nationwide Variable Insurance Trust—NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT International Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Aggressive Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Balanced Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Capital Appreciation Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Conservative Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Managed Growth & Income Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Managed Growth Fund: Class I	0000353905

Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderate Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Aggressive Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Conservative Fund: Class P	0000353905
Nationwide Variable Insurance Trust—NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager International Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Nationwide Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT S&P 500 Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Short Term Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Small Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust—Templeton NVIT International Value Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust—Mid-Cap Growth Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Short Duration Bond Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Sustainable Equity Portfolio: Class I Shares	0000736913
Northern Lights Variable Trust—TOPS Managed Risk Balanced ETF Portfolio: Class 3	0001352621
Northern Lights Variable Trust—TOPS Managed Risk Growth ETF Portfolio: Class 3	0001352621
Northern Lights Variable Trust—TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3	0001352621
Oppenheimer Variable Account Funds—Oppenheimer Global Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer International Growth Fund/VA: Non-Service Shares	0000355411
Oppenheimer Variable Account Funds—Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	0000752737
PIMCO Variable Insurance Trust—All Asset Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—CommodityRealReturn(R) Strategy Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—International Bond Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust—Low Duration Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust—Total Return Portfolio: Administrative Class	0001047304
Putnam Variable Trust—Putnam VT Equity Income Fund: Class IA	0000822671
Putnam Variable Trust—Putnam VT International Value Fund: Class IA	0000822671
T. Rowe Price Equity Series, Inc.—T. Rowe Price Health Sciences Portfolio	0000918294
T. Rowe Price Equity Series, Inc.—T. Rowe Price Health Sciences Portfolio: II	0000918294
VanEck VIP Trust—Global Hard Assets Fund: Initial Class	0000811976
Wells Fargo Variable Trust—VT Small Cap Growth Fund: Class 2	0001081402

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco Associate Vice President, Product Management